Cover	12 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Amendment”) relates to the Registration Statement on Form S-1, as amended (Commission File No. 333-276173) (the “Registration Statement”), previously filed by Aeries Technology, Inc. (the “Company”) and declared effective by the Securities and Exchange Commission (the “SEC”) on May 14, 2024. This Post-Effective Amendment to Form S-1 on Form S-3 is being filed to convert the Registration Statement into a registration statement on Form S-3 and to update and supplement the information contained in the Registration Statement to incorporate by reference the financial information and other material information concerning the Company contained in the Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2026 filed with the SEC on June 8, 2026 pursuant to the undertakings in Item 17 of the Registration Statement. On June 12, 2026, the Company effected a 1-for-8 share consolidation of its Class A Ordinary Shares (the “Share Consolidation”). The number of Class A Ordinary Shares and Warrants registered hereby and all dollar amounts referenced herein reflect the effect of the Share Consolidation. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Aeries Technology, Inc.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#08-13
Entity Address, Address Line Three	Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
City Area Code	(919)
Local Phone Number	228-6404
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	P.O. Box 309
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	1-1104
City Area Code	(919)
Local Phone Number	228-6404